Taylor Frigon Core Growth Fund
	Schedule of Investments
	February 28, 2025 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Biological Products (No Diagnostic Substances)
242,969	Compugen Ltd. * (Israel)	$ 466,500	1.59%

Communications Equipment, NEC
17,786	Napco Security Technologies, Inc.	436,824	1.49%

Computer Storage Devices
11,289	Pure Storage, Inc. - Class A *	592,334	2.02%

Electromedical & Electrotherapeutic Apparatus
24,102	InMode Ltd. * (Israel)	451,190
8,051	TransMedics Group, Inc. *	614,452
		1,065,642	3.64%

Electronic Components, NEC
6,297	Impinj, Inc. *	608,668	2.08%

General Industrial Machinery & Equipment, NEC
20,256	Symbotic, Inc. - Class A *	459,811	1.57%

In Vitro & In Vivo Diagnostic Substances
1,371	IDEXX Laboratories, Inc. *	599,278	2.05%

IT Services
4,752	Cloudflare, Inc. - Class A *	690,466
27,749	Grid Dynamics Holdings, Inc. - Class A *	522,236
2,248	MongoDB, Inc. - Class A *	601,183
3,896	NICE Ltd. - ADR *	542,245
		2,356,130	8.05%

Measuring & Controlling Devices, NEC
2,958	Onto Innovation Inc. *	430,862	1.47%

Optical Instruments & Lenses
3,918	Camtek Ltd. (Israel)	495,558
682	KLA Corporation	483,429
		978,987	3.34%

Orthopedic, Prosthetic & Surgical Appliances & Supplies
7,462	Edwards Lifesciences Corporation *	534,428	1.82%

Printed Circuit Boards
134,027	Nano Dimension Ltd. - ADR *	285,478	0.97%

Printing Trades Machinery & Equipment
25,612	Kornit Digital Ltd. * (Israel)	634,153	2.17%

Radio & TV Broadcasting & Communications Equipment
82,649	Vuzix Corporation *	244,641	0.84%

Retail - Auto Dealers & Gasoline Stations
3,793	Carvana Co. - Class A *	884,148	3.02%

Retail - Eating & Drinking Places
7,531	Dutch Bros Inc. - Class A *	596,154	2.04%

Retail - Shoe Stores
5,036	Boot Barn Holdings, Inc. *	616,557	2.11%

Security & Commodity Brokers, Dealers, Exchanges & Services
6,012	Tradeweb Markets Inc. - Class A	813,844	2.78%

Semiconductors & Related Devices
3,761	Astera Labs, Inc. *	279,630
7,799	Credo Technology Group Holding Ltd. * (Caymen Islands)	430,349
3,028	Marvell Technology, Inc.	278,031
1,484	Monolithic Power Systems, Inc.	906,739
66,600	QuickLogic Corporation *	409,590
15,268	Tower Semiconductor Ltd. * (Israel)	648,890
		2,953,229	10.08%

Services - Amusement & Recreation Services
49,003	Lucky Strike Entertainment Corp. - Class A	523,352	1.79%

Services - Business Services, NEC
7,937	CBIZ, Inc. *	620,435
25,196	Fiverr International Ltd. * (Israel)	677,520
79,432	Repay Holdings Corporation - Class A *	572,705
		1,870,660	6.39%

Services - Computer Processing & Data Preparation
11,022	Toast, Inc. - Class A *	425,449	1.45%

Services - Computer Programming Services
3,260	EPAM Systems, Inc. *	672,016	2.29%

Services - Computer Programming, Data Processing, Etc.
2,795	Wix.com Ltd. * (Israel)	560,929	1.92%

Services - Miscellaneous Business Services
35,337	NV5 Global, Inc. *	637,833	2.18%

Services - Prepackaged Software
20,048	Alkami Technology, Inc. *	618,280
7,001	Bill.com Holdings, Inc.	386,455
2,883	CyberArk Software Ltd. * (Israel)	1,048,980
4,895	GitLab Inc. - Class A *	294,728
43,181	Mobileye Global Inc. Class - A * (Israel)	680,533
2,217	monday.com Ltd. * (Israel)	657,939
12,670	Procore Technologies, Inc. *	968,875
6,619	ServiceTitan, Inc. - Class A *	628,408
		5,284,197	18.04%

Surgical & Medical Instruments & Apparatus
132,282	Apyx Medical Corporation *	191,809
46,770	ClearPoint Neuro, Inc. *	679,100
8,194	DexCom, Inc. *	724,104
5,211	Glaukos Corporation *	625,424
34,645	NovoCure Limited (Jersey) *	660,680
9,896	PROCEPT BioRobotics Corporation *	636,709
		3,517,826	12.01%

Total for Common Stocks (Cost $22,858,938)		29,049,933	99.20%

MONEY MARKET FUNDS
265,477	Federated Hermes Government Obligations Money
	Market Fund Institutional Shares 4.21% **	265,477	0.90%
	(Cost $265,477)

Total Investments		29,315,410	100.10%
	(Cost - $23,124,415)

Liabilities in Excess of Other Assets		(30,317)	-0.10%

Net Assets		$ 29,285,094	100.00%

ADR - American Depositary Receipt.
* Non-Income Producing Security.
** The rate shown represents the 7-day yield at February 28, 2025.